Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

NOTE 16 – Leases

The Company has operating leases for administrative offices in Canada, the Philippines, and the United States. The Manila, Philippines office lease expires in May 2025, the Canada lease expires in May 2026, and the United States office lease expires in April 2026. The Company has no other operating or financing leases with terms greater than 12 months.

Lease expense for operating leases recorded on the balance sheet is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in the Company’s unaudited condensed consolidated statement of operations for the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor) was approximately $109 thousand, $222 thousand, $56 thousand, $65 thousand, and $57 thousand, respectively.

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of ASC 842 “Leases” (“ASC 842”). As of June 30, 2024 (Successor), the weighted average remaining lease term is 1.6 years and the weighted average discount rate used to determine the operating lease liabilities was 8.0%. As of December 31, 2023 (Successor), the weighted average remaining lease term is 1.4 years and the weighted average discount rate used to determine the operating lease liabilities was 8.0%.

(in thousand)	Operating Leases
Year 2024	$223
Year 2025	383
Year 2026	129
Total lease payments	735
Less: Imputed interest	(58)
Present value of lease liabilities	$677

NOTE 17 – Leases

The Company has operating leases for administrative offices in Canada, the Philippines, and the United States. The Manila, Philippines office lease expires in May 2025, the Canada lease expires in May 2026, and the United States office lease expires in April 2024. The Company has no other operating or financing leases with terms greater than 12 months.

Lease expense for operating leases recorded on the balance sheet is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in the Company’s consolidated statement of operations for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor) was approximately $345 thousand, $57 thousand, and $681 thousand, respectively.

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of ASC 842 “Leases” (“ASC 842”). As of December 31, 2023, the weighted average remaining lease term is 1.4 years and the weighted average discount rate used to determine the operating lease liabilities was 8.0%. As of December 31, 2022, the weighted average remaining lease term is 2.82 years and the weighted average discount rate used to determine the operating lease liabilities was 8.0%.

(in thousands)	Operating Leases
Year 2024	$315
Year 2025	177
Year 2026	60
Total lease payments	552
Less: Imputed interest	(47)
Present value of lease liabilities	$505